Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Short-term investments (i)	—	168,993	—	168,993

(i) Short-term investments represent structured deposits and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.